Segments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

For the Half Year to

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2022	£m	£m	£m	£m	£m
Net interest income	1,792	92	242	22	2,148
Non-interest income/(expemse)	107	101	69	(10)	267
Total operating income	1,899	193	311	12	2,415
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(832)	(73)	(181)	(100)	(1,186)
Credit impairment (losses)/write-backs	(126)	(13)	19	2	(118)
Provisions for other liabilities and charges	(101)	—	(2)	(15)	(118)
Total operating credit impairment (losses)/write-backs, provisions and charges	(227)	(13)	17	(13)	(236)
Profit/(loss) from continuing operations before tax	840	107	147	(101)	993

Revenue from external customers	2,049	243	318	(195)	2,415
Inter-segment revenue	(150)	(50)	(7)	207	—
Total operating income	1,899	193	311	12	2,415

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	218	—	29	—	247
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	46	—	—	—	46
–Non-banking and other fees(2)	4	8	36	4	52
Total fee and commission income	299	8	65	4	376
Fee and commission expense	(193)	—	(11)	(6)	(210)
Net fee and commission income/(expense)	106	8	54	(2)	166

Customer loans	192,366	5,129	17,358	2,673	217,526
Total assets(3)	199,552	9,652	17,358	64,271	290,833
Of which assets held for sale	—	—	—	49	49
Customer deposits	154,759	—	25,305	9,961	190,025
Total liabilities	155,199	1,153	25,326	93,206	274,884
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking(4)	Consumer Finance(4)	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	1,611	135	202	—	(20)	1,928
Non-interest income	106	77	51	—	50	284
Total operating income	1,717	212	253	—	30	2,212
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(858)	(90)	(181)	—	(212)	(1,341)
Credit impairment (losses)/write-backs	28	20	23	—	(1)	70
Provisions for other liabilities and charges	(67)	—	(5)	—	(118)	(190)
Total operating credit impairment (losses)/write-backs, provisions and charges	(39)	20	18	—	(119)	(120)
Profit/(loss) from continuing operations before tax	820	142	90	—	(301)	751

Revenue from external customers	1,966	255	272	—	(281)	2,212
Inter-segment revenue	(249)	(43)	(19)	—	311	—
Total operating income	1,717	212	253	—	30	2,212

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	172	—	23	—	—	195
–Insurance, protection and investments	32	—	—	—	—	32
–Credit cards	37	—	—	—	—	37
–Non-banking and other fees(2)	1	4	29	—	4	38
Total fee and commission income	242	4	52	—	4	302
Fee and commission expense	(139)	—	(10)	—	(6)	(155)
Net fee and commission income/(expense)	103	4	42	—	(2)	147

31 December 2021
Customer loans	185,608	4,984	16,997	—	3,027	210,616
Total assets(3)	193,214	8,873	16,997	—	74,592	293,676
Customer deposits	156,991	—	25,597	—	9,588	192,176
Total liabilities	157,622	1,173	25,613	—	92,890	277,298
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.
(4)Restated to reflect the resegmentation of the Retail Banking segment into the Retail Banking and Consumer Finance segments described above, and a refinement of our fee and commission income disaggregation.